PGIM Target Date 2045 Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 50.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	121,553	$1,762,517
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	252,068	13,031,897
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	221,376	2,207,123
		17,001,537
Fixed Income — 20.5%
PGIM Core Conservative Bond Fund (Class R6)	115,620	1,011,672
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	184,718	1,357,677
PGIM TIPS Fund (Class R6)	179,577	1,521,014
PGIM Total Return Bond Fund (Class R6)	248,646	3,035,966
		6,926,329
International Equity — 29.2%
PGIM Global Real Estate Fund (Class R6)	81,422	1,685,438
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	128,092	2,016,175
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	367,707	6,177,471
		9,879,084

Total Long-Term Investments (cost $26,143,254)		33,806,950

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $44,768)	44,768	44,768

TOTAL INVESTMENTS 100.1% (cost $26,188,022)(wa)		33,851,718
Liabilities in excess of other assets (0.1)%		(17,050)

Net Assets 100.0%		$33,834,668

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2045 Fund